Document And Entity Information	6 Months Ended
	Jun. 30, 2011	Oct. 11, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Nova Lifestyle, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		17,898,267
Amendment Flag	false
Entity Central Index Key	0001473334
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and cash equivalents	$ 663,811	$ 985,004	$ 2,172,267
Accounts receivable	8,690,296	6,487,042	3,987,628
Accounts receivable - related party	424,263
Advance to suppliers	825,912	277,081	161,769
Inventory	958,974	1,017,704	2,298,151
Due from related party			137,692
Other current assets	242,665	175,323	232,632
Deferred tax asset	117,928	115,237	71,848
Total Current Assets	11,923,849	9,057,391	9,061,987
Non-Current Assets
Deferred tax assets	18,813
Heritage and cultural assets	125,554
Plant, property and equipment, net	8,360,482	8,192,937	3,225,472
Construction in progress	115,891	75,498	596,527
Other assets	618,085
Intangible assets, net	477,257	471,812	468,173
Total Non-Current Assets	9,716,082	8,740,247	4,290,172
Total Assets	21,639,931	17,797,638	13,352,159
Current Liabilities
Accounts payable	3,243,770	1,160,634	994,751
Notes payable	80,000
Advance from customers	6,746	25,016	120,884
Accrued expenses and other payables	838,166	1,065,421	780,359
Taxes payable	475,954	197,785	84,551
Due to related party		197,776
Total Current Liabilities	4,644,636	2,646,632	1,980,545
Noncurrent Liabilities
Deferred rent payable	50,786	43,169	37,076
Deferred tax liability, net	20,118	1,274	3,358
Income taxes payable	2,445,570	2,368,795	1,418,702
Total Noncurrent Liabilities	2,516,474	2,413,238	1,459,136
Total Liabilities	7,161,110	5,059,870	3,439,681
Contingencies and Commitments	0	0	0
Stockholders' Equity
Common stock, $0.001 par value; 75,000,000 shares authorized, 14,900,000, 9,685,000, and 9,685,000 shares issued and outstanding as of June 30, 2011, December 31, 2010 and 2009, respectively	14,900	9,685	9,685
Additional paid in capital	13,217,600	10,902,815	10,402,815
Subscription receivable	(2,400,000)
Statutory reserves	6,241	6,241	6,241
Accumulated other comprehensive income	1,847,741	1,611,756	1,316,885
Retained earnings (accumulated deficit)	1,792,339	207,271	(1,823,148)
Total Stockholders' Equity	14,478,821	12,737,768	9,912,478
Total Liabilities and Stockholders' Equity	$ 21,639,931	$ 17,797,638	$ 13,352,159

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	14,900,000	9,685,000	9,685,000
Common stock, shares outstanding	14,900,000	9,685,000	9,685,000

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Net Sales (Including sales to related party of $625,582 and $740,636 during the six months ended June 30, 2011 and 2010; and $261,180 and $552,728 during the three months ended June 30, 2011 and 2010, respectively)	$ 9,259,430	$ 8,085,133	$ 14,892,220	$ 15,095,117	$ 28,818,982	$ 21,670,448
Cost of Sales	6,806,804	6,018,464	10,650,433	11,494,945	21,242,024	14,287,643
Gross Profit	2,452,626	2,066,669	4,241,787	3,600,172	7,576,958	7,382,805
Operating Expenses
Selling expenses	574,633	246,760	795,109	475,765	959,673	825,296
General and administrative expenses	1,090,445	294,770	1,416,998	515,953	1,205,881	751,673
Loss on disposal of plant, property and equipment					144,732	134,184
Total Operating Expenses	1,665,078	541,530	2,212,107	991,718	2,310,286	1,711,153
Income From Operations	787,548	1,525,139	2,029,680	2,608,454	5,266,672	5,671,652
Other Income (Expenses)
Non-operating income (expense)	5,512	(4,394)	10,474	704
Non-operating income					58,477	57,365
Non-operating expenses					(633)	(12,584)
Foreign exchange transaction loss	(37,531)		(60,729)	(2,139)	(66,419)	(20,334)
Financial expense	(6,933)	(8,027)	(16,322)	(11,764)	(20,007)	(14,334)
Total Other (Expenses) Income, Net	(38,952)	(12,421)	(66,577)	(13,199)	(28,582)	10,113
Income Before Income Tax	748,596	1,512,718	1,963,103	2,595,255	5,238,090	5,681,765
Income Tax Expense	169,070	298,940	378,035	512,838	1,035,081	1,038,122
Net Income	579,526	1,213,778	1,585,068	2,082,417	4,203,009	4,643,643
Other Comprehensive Income
Foreign currency translation	131,511	58,582	235,985	66,087	294,871	(67,074)
Comprehensive Income	$ 711,037	$ 1,272,360	$ 1,821,053	$ 2,148,504	$ 4,497,880	$ 4,576,569
Basic weighted average shares outstanding (in Shares)	11,952,747	9,685,000	11,788,314	9,685,000	9,685,000	9,685,000
Diluted weighted average shares outstanding (in Shares)	11,952,747	9,685,000	11,788,314	9,685,000	9,685,000	9,685,000
Basic net earnings per share (in Dollars per share)	$ 0.05	$ 0.13	$ 0.13	$ 0.22	$ 0.43	$ 0.48
Diluted net earnings per share (in Dollars per share)	$ 0.05	$ 0.13	$ 0.13	$ 0.22	$ 0.43	$ 0.48

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parentheticals) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Net Sales - Related Party	$ 261,180	$ 552,728	$ 625,582	$ 740,636

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008	$ 9,685,000	$ 8,002,815	$ 1,383,959	$ 6,241	$ 185,981	$ 9,588,681
Balance, shares (in Shares) at Dec. 31, 2008	9,685
Cumulative effect of a change in accounting principle					(384,957)	(384,957)
Capital contribution		2,400,000				2,400,000
Net income for the year					4,643,643	4,643,643
Transfer to statutory reserve
Dividend declared and paid					(6,267,815)	(6,267,815)
Foreign currency translation gain (loss)			(67,074)			(67,074)
Balance at Dec. 31, 2009	9,685,000	10,402,815	1,316,885	6,241	(1,823,148)	9,912,478
Balance, shares (in Shares) at Dec. 31, 2009	9,685					9,685,000
Balance at Jan. 01, 2010
Capital contribution		500,000				500,000
Net income for the year					4,203,009	4,203,009
Transfer to statutory reserve
Dividend declared and paid					(2,172,590)	(2,172,590)
Foreign currency translation gain (loss)			294,871			294,871
Balance at Dec. 31, 2010	$ 9,685,000	$ 10,902,815	$ 1,611,756	$ 6,241	$ 207,271	$ 12,737,768
Balance, shares (in Shares) at Dec. 31, 2010	9,685					9,685,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities
Net Income	$ 1,585,068	$ 2,082,417	$ 4,203,009	$ 4,643,643
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on fixed assets disposal			144,732	134,184
Depreciation and amortization	312,023	176,298	374,123	372,795
Changes in operating assets and liabilities:			(42,407)	(68,461)
Accounts receivable	(2,659,221)	(2,365,032)	(2,367,899)	(2,589,305)
Accounts receivable - related parties	140,907	65,990
Advance to suppliers	(542,783)	(54,702)	(107,901)	78
Inventory	81,615	1,546,419	1,322,444	(67,687)
Notes receivable			16,763	(16,791)
Other current assets	(63,238)	(107,721)	45,123	1,432,573
Other assets	(611,518)
Accounts payable	2,044,082	441,844	149,571	10,071
Advance from customers	(18,655)	31,299	(96,590)	(105,613)
Accrued expenses and other payables	(247,938)	(26,152)	255,245	170,243
Deferred rent payable	6,538	2,398	4,049	4,792
Taxes payable	291,885	459,107	995,422	1,112,671
Net Cash Provided by Operating Activities	318,765	2,252,165	4,895,684	5,033,193
Cash Flows From Investing Activities
Proceeds from disposal of fixed assets				21,020
Acquisition of heritage and cultural assets	(124,220)
Acquisition of property and equipment	(283,028)	(462,197)	(4,742,229)	(186,511)
Construction in progress	(38,220)	(2,732,981)		(596,283)
Net Cash Used in Investing Activities	(445,468)	(3,195,178)	(4,742,229)	(761,774)
Cash Flows From Financing Activities
Due from related party	(1,553,360)	(271,549)	138,886	453,755
Due to related party	1,353,117	492,310	193,487
Dividend paid		(712,370)	(2,172,590)	(6,267,815)
Capital contribution			500,000	2,400,000
Net Cash Used in Financing Activities	(200,243)	(491,609)	(1,340,217)	(3,414,060)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	5,753	12,601	(501)	(42,944)
Net (decrease) increase in cash and cash equivalents	(321,193)	(1,422,021)	(1,187,263)	814,415
Cash and cash equivalents, beginning balance	985,004	2,172,267	2,172,267	1,357,852
Cash and cash equivalents, ending balance	663,811	750,245	985,004	2,172,267
Supplemental Disclosure of Cash Flow Information
Income tax payments	118,774	42,829	78,936
Supplemental Disclosure of Non-Cash Investing Activities
Subscription receivable from sales of common stock	2,400,000
Transfer from construction in progress to fixed assets			$ 527,839

Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – Organization and Description of Business

Nova Lifestyle, Inc. (“Nova Lifestyle”), formerly known as Stevens Resources, Inc. was incorporated in the State of Nevada on September 9, 2009.

Effective as of June 27, 2011, in anticipation of the Share Exchange Agreement and related transactions described below, the company changed its name from Stevens Resources, Inc. to Nova Lifestyle, Inc. through a merger with its wholly owned, non-operating subsidiary established solely to change its name pursuant to Nevada law. Concurrently with this action, Nova Lifestyle authorized a 5-for-1 forward split of its common stock effective June 27, 2011. Prior to the forward split, Nova Lifestyle had 2,596,000 shares of its common stock outstanding, and, after giving effect to the forward split, it had 12,980,000 shares of its common stock outstanding. The effect of the stock split has been retroactively restated.

On June 30, 2011, Nova Lifestyle entered into and consummated a series of agreements that resulted in the acquisition of all of the ordinary shares of Nova Furniture Limited (“Nova Furniture” or “Nova Furniture BVI”), a corporation organized under the laws of the British Virgin Islands (“BVI”). Pursuant to the terms of a Share Exchange Agreement and Plan of Reorganization dated June 30, 2011 (the “Share Exchange Agreement”), Nova Lifestyle issued 11,920,000 shares of its common stock to the four designee shareholders of Nova Furniture BVI in exchange for their 10,000 ordinary shares of Nova Furniture BVI, consisting of all of its issued and outstanding capital stock. Concurrently with the Share Exchange Agreement and as a condition thereof, Nova Lifestyle entered into an agreement with its former president and director, pursuant to which he returned 10,000,000 shares of Nova Lifestyle’s common stock to Nova Lifestyle for cancelation in exchange for  $80,000. The  $80,000 was a 90-day note bearing interest at 0.46% per annum payable to the former shareholder. Upon completion of the foregoing transactions, Nova Lifestyle had 14,900,000 shares of its common stock issued and outstanding.

For accounting purposes, the transaction is being accounted for as a recapitalization of Nova Furniture BVI because Nova Furniture BVI’s shareholders own the majority of Nova Lifestyle’s outstanding common stock and exercise significant influence over the operating and financial policies of the consolidated entity and Nova Lifestyle was a non-operating shell prior to the acquisition. Pursuant to Securities and Exchange Commission (“SEC”) rules, the merger or acquisition of a private operating company into a non-operating public shell with nominal net assets is considered a capital transaction in substance, rather than a business combination.

Nova Furniture BVI was incorporated under the laws of the BVI on April 29, 2003, and primarily is engaged in investment in China.

On June 6, 2003 Nova Furniture BVI formed Nova Furniture (Dongguan) Co., Ltd (“Nova Dongguan”) as a wholly foreign owned enterprise incorporated in the Guangdong Province of the People’s Republic of China (“China” or the “PRC”) and primarily engaged in the development, manufacture and sale of furniture.

Effective March 8, 2005, the controlling shareholders of Nova Furniture BVI formed Nova Furniture Holdings Limited (“Nova Holdings BVI”) under the laws of the BVI and transferred all of their equity interest in Nova Furniture BVI to Nova Holdings BVI. This transaction was accounted for as a reorganization of entities under common control, with assets and liabilities transferred at their carrying amounts, and the financial statements are presented as if the reorganization had occurred retroactively.

On May 20, 2006, Nova Holdings BVI formed Nova Furniture Macao Commercial Offshore Limited (“Nova Macao”) under the laws of Macao. Nova Macao mainly is engaged in furniture trading with products purchased and imported from Nova Dongguan. As a result, Nova Holdings BVI became the sole shareholder of Nova Macao and Nova Furniture BVI and its subsidiary, Nova Dongguan.

In January 2011, Nova Holdings BVI transferred its equity interest in Nova Macao to Nova Furniture BVI. This transaction was accounted for as a reorganization of entities under common control, with assets and liabilities transferred at their carrying amounts, and the financial statements are presented as if the reorganization had occurred retroactively as of the beginning of the first period presented.

In January 2011, Nova Furniture BVI issued an additional 9,998 shares of its capital stock, of which 8,123 shares were issued to Nova Holdings BVI and 1,875 shares were issued to St. Joyal, an unrelated U.S. company incorporated in the State of California and engaged in business development and investment activities. Following this issuance, Nova Holdings BVI held 81.25% and St. Joyal held 18.75% of the equity interests in Nova Furniture BVI. St. Joyal is committed to pay  $2.4 million by January 1, 2014, in exchange for its 18.75% equity interest in Nova Furniture BVI. As of June 30, 2011, none of the  $2.4 million has been paid.

On March 17, 2011, Nova Dongguan incorporated Nova Dongguan Chinese Style Furniture Museum (“Nova Museum”) under the laws of the PRC and contributed capital of RMB 1 million. Nova Dongguan made an additional capital contribution of RMB 1.13 million on March 29, 2011. Nova Museum is a non-profit organization engaged principally in the promotion and dissemination of the culture and history of furniture in China.

The “Company” and “Nova” collectively refer to Nova Lifestyle, the U.S. parent, Nova Furniture BVI, Nova Dongguan, Nova Museum and Nova Macao.

Note 1 - Organization and Description of Business

Nova Furniture Limited (“Nova Furniture BVI”) was incorporated under the laws of the British Virgin Islands (“BVI”) on April 29, 2003, primarily engaged in investment in China.

On June 6, 2003 Nova Furniture BVI formed Dongguan Nova Furniture Co., Ltd (“Nova Dongguan”), which was incorporated in the Guangdong Province of the People’s Republic of China (“PRC”), primarily engaged in the development, manufacture and sale of furniture.

Effective March 8, 2005, the controlling shareholders of Nova Furniture BVI formed another company Nova Furniture Holdings Limited (“Nova Holdings BVI”) under the laws of the BVI, and transferred their equity interest in Nova Furniture BVI into Nova Holdings BVI. This transaction was accounted for as a reorganization of entities under common control, with assets and liabilities transferred at their carrying amounts, and the financial statements presented as if the reorganization had occurred retroactively.

On May 20, 2006, Nova Holdings BVI formed Nova Furniture Macao Commercial Offshore Ltd (Nova Macao) in Macao. Nova Macao was mainly engaged in furniture trading with products purchased and imported from Nova Dongguan. As a result, Nova Holdings BVI became the sole shareholder of Nova Macao, Nova Furniture BVI and its subsidiary, Nova Dongguan.

In January 2011, Nova Holdings BVI transferred their equity interest in Nova Macao to Nova Furniture BVI. This transaction was accounted for as a reorganization of entities under common control, with assets and liabilities transferred at their carrying amounts, and the financial statements presented as if the reorganization had occurred retroactively as of the beginning of the first period presented.

Nova Furniture BVI, Nova Dongguan and Nova Macao are collectively called Nova or the Company.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Significant Accounting Policies [Text Block]
Note 2 - Summary of Significant Accounting Policies

Basis of Presentation

The unaudited consolidated financial statements included herein have been prepared by the Company, pursuant to the rules and regulations of the SEC. The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments) that are, in the opinion of management, necessary to fairly present the operating results for the respective periods. Certain information and footnote disclosures normally present in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) have been omitted pursuant to such rules and regulations. However, the accounting policies used in preparing these unaudited consolidated financial statements are consistent with those described in the Company’s December 31, 2010, audited consolidated financial statements. These unaudited consolidated financial statements should be read in conjunction with the December 31, 2010 audited consolidated financial statements and footnotes. The results for the six months ended June 30, 2011, are not necessarily indicative of the results to be expected for the full year ending December 31, 2011.

The functional currency of Nova Lifestyle, Nova Furniture BVI and Nova Macao is the United States Dollars (“ $” or “USD”). Prior to 2011, the functional currency of Nova Macao was the Macau Pataca (“MOP”). The functional currency of Nova Dongguan and Nova Museum is the Chinese Yuan Renminbi (“RMB”). The accompanying financial statements have been translated and presented in USD.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Nova Lifestyle, Nova Furniture BVI, Nova Dongguan, Nova Museum and Nova Macao. All significant inter-company accounts and transactions were eliminated in consolidation.

Use of Estimates

In preparing financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the financial statements, as well as the reported amounts of revenues and expenses during the reporting year. Significant estimates, required by management, include the reserve of bad debt allowance, recoverability of long-lived assets and the valuation of inventories. Actual results could differ from those estimates.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Accounts Receivable

The Company’s policy is to maintain an allowance for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Based on historical collection activity, the Company did not record an allowance for bad debts as of June 30, 2011, and December 31, 2010, respectively.

Inventories

Inventories are stated at the lower of cost or market value with cost determined on a weighted average basis, which approximates the first-in first-out method. Management compares the cost of inventories with the net realizable value and an allowance is made for writing down their inventories to market value, if lower. The Company did not record any provision for write-downs of inventory at June 30, 2011, and December 31, 2010.

Plant, Property and Equipment

Plant, property and equipment are stated at cost, net of accumulated depreciation. Expenditures for maintenance and repairs are expensed as incurred; additions, renewals and improvements are capitalized. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation is removed from the respective accounts, and any gain or loss is included in operations. Depreciation of property and equipment is provided using the straight-line method for substantially all assets with 10% salvage value and estimated lives as follows:

Building and workshops	20 years
Computer and office equipment	5 years
Museum decoration and renovation Machinery	10 years 10 years
Autos	5 years

Impairment of Long-Lived Assets

Long-lived assets, which include property, plant and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable.

Recoverability of long-lived assets to be held and used is measured by comparing the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the assets. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable. Based on its review, the Company believes that, as of June 30, 2011, and December 31, 2010, there were no significant impairments of its long-lived assets.

Research and Development

Research and development costs are related primarily to the Company designing and testing its new products in development stage. Research and development costs are recognized in general and administrative expenses and expensed as incurred. Research and development expense was  $64,675 and  $35,309 for the six months ended June 30, 2011 and 2010, respectively, and  $34,938 and  $18,727 for the three months ended June 30, 2011 and 2010, respectively.

Income Taxes

In its interim financial statements, the Company follows the guidance in ASC 270 “Interim Reporting” and ASC 740 “Income Taxes” whereby the Company utilizes the expected annual effective rate in determining its income tax provisions. For the interim period’s income, this rate differs from the statutory rate primarily as a result of the tax-exempt status of Nova Macao of approximately  $(545,000) and ASC 740-10 Uncertain Tax Position of approximately  $22,000.

Nova Furniture BVI was incorporated in the BVI. There is no income tax for a company domiciled in the BVI. Accordingly, the Company’s consolidated financial statements do not present any income tax provisions related to the BVI tax jurisdiction where Nova Furniture BVI is domiciled.

Nova Dongguan and Nova Museum are governed by the Enterprise Income Tax Law of the PRC concerning private-run enterprises and subject to a 25% corporate income tax. Nova Museum may apply for tax-exempt status in 2012, the second year following its incorporation. Nova Macao is an income tax-exempt entity incorporated and domiciled in Macao.

During the six months ended June 30, 2011 and 2010, the Company recorded an income tax expense of approximately  $378,000 and  $513,000, respectively. During the three months ended June 30, 2011 and 2010, the Company recorded an income tax expense of approximately  $169,000 and  $299,000, respectively.

The Company adopted the provisions of ASC Topic 740. When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Nova Dongguan is subject to taxation in the PRC and its PRC income tax returns are generally not subject to examination by the PRC tax authorities for tax years before 2006. With a few exceptions, the tax years 2006-2010 remain open to examination by the PRC tax authorities.

China’s new Corporate Income Tax Law (“CIT Law”), together with its Implementation Regulations, introduced a set of anti-avoidance measures in Chapter 6 - Special Tax Adjustments. In January 2009, the State Administration of Taxation issued Circular of the State Administration of Taxation on the Issuance of the Implementation Measure of Special Tax Adjustments (“Circular 2”). The regulation is applied retrospectively for tax years beginning after January 1, 2008. Article 3 of Circular 2 states that in respect of transfer pricing administration, relevant tax authorities shall examine business transactions between enterprises and their related parties (“related-party transactions”) and evaluate whether they are conducted on an arm’s-length basis, in addition to conducting investigations and making adjustments, as required under Chapter 6 of the CIT Law and Article 36 of the Tax Collection Law.

The significant uncertain tax position arose from the transfer pricing between Nova Dongguan and Nova Macao, wherein the Company determined that the gross profit generated by Nova Dongguan from sales to Nova Macao was materially different from profits generated from sales to third parties. The Statue of Limitation for transfer pricing issue is 10 years starting from the tax year when the transfer pricing issue arises pursuant to the PRC tax law.

A reconciliation of the January 1, 2010, through June 30, 2011, amount of unrecognized tax benefits excluding interest and penalties (“Gross UTB”) is as follows:

Gross UTB

Beginning Balance - January 1, 2010	1,346,203

Increase in unrecorded tax benefits taken in 2010	771,976
Exchange rate adjustment - 2010	71,015

Ending Balance - December 31, 2010	$2,189,194

Increase in unrecorded tax benefits taken in the six months ended June 30, 2011	--
Exchange rate adjustment – six months ended June 30, 2011	51,114

Ending Balance – June 30, 2011	$2,240,308

At June 30, 2011, and December 31, 2010, the Company had cumulatively accrued approximately  $197,000 and  $175,000, respectively, for estimated interest and penalties related to uncertain tax positions. The Company recorded interest and penalties related to unrecognized tax positions as a component of income tax expense, which totaled approximately  $22,000 and  $24,000 for the six months ended June 30, 2011 and 2010, respectively. If recognized, the entire balance of unrecognized tax benefits as of June 30, 2011, would affect the Company’s effective tax rate. The Company anticipates no significant change to the total amount of unrecognized tax benefits as of June 30, 2011, within the next 12 months.

Revenue Recognition

The Company’s revenue recognition policies are in compliance with ASC Topic 605, “Revenue Recognition.” Sales revenue is recognized when a formal arrangement exists, the price is fixed or determinable, the delivery is completed and no other significant obligations of the Company exist and collectability is reasonably assured. No revenue is recognized if there are significant uncertainties regarding the recovery of the consideration due, or the possible return of the goods. Payments received before all of the relevant criteria for revenue recognition are recorded as unearned revenue.

Sales revenue represents the invoiced value of goods, net of value-added taxes (“VAT”). All Company products are sold in the PRC and subject to the Chinese VAT of 17% of the gross sales price. This VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing the finished product. The Company records VAT payable and VAT receivable net of payments in the financial statements. The VAT tax return is filed offsetting the payables against the receivables. Sales and purchases are recorded net of VAT collected and paid as the Company acts as an agent for the government.

Franchise Arrangements

In 2010, the Company began entering into area product franchise agreements with customers who operate specialty furniture stores carrying only Nova-branded products. The product franchise agreement provides for the franchisee to retail Nova-brand furniture products for a period of one year from the date of the agreement. The franchisee is required to pay a deposit of RMB 30,000 at the signing of the agreement, which is used as payment for future purchases and is deferred on the Company’s balance sheet as a customer deposit. The franchisee is required to guarantee a minimum purchase amount from the Company during the contract period. The Company has the right to terminate the agreement should the franchisee fail to meet the minimum purchase amounts. The Company provides the franchisee with store images and designs, signage, floor plan product information and training. In addition, the Company will rebate a per square meter subsidy to the franchisee for the store build-out within six months from the agreement date. The franchisee earns 30% of the rebate on its initial purchase from the Company and then at a rate of 5% of each subsequent purchase until fully refunded or six months from the agreement date, whichever is earlier. At June 30, 2011, and December 31, 2010, the Company had franchising subsidy payable of  $226,066 and  $121,914, respectively. In accordance with ASC 605-50, as the Company does not receive an identifiable benefit from these rebates, the rebates are recorded as a reduction of revenue on sales to the franchisee.

Cost of Sales

Cost of sales consists primarily of material costs, labor costs and related overhead that are directly attributable to the production of the products. Write-down of inventory to the lower of cost or net realizable value is also recorded in the cost of sales.

Shipping and Handling Costs

Shipping and handling costs related to delivery of finished goods are included in selling expenses. During the six months ended June 30, 2011 and 2010, shipping and handling costs were  $217,942 and  $284,838, respectively; during the three months ended June 30, 2011 and 2010, shipping and handling costs were  $148,691 and  $154,044, respectively.

Advertising

Advertising expenses consist primarily of costs of promotion and marketing for the Company’s image and products, and costs of direct advertising. The Company expenses all advertising costs as incurred. Advertising expense was  $225,792 and  $23,150 for the six months ended June 30, 2011 and 2010, respectively, and  $193,151 and  $8,795 for the three months ended June 30, 2011 and 2010, respectively.

Basic and Diluted Earnings per Share (EPS)

Basic earnings per share are based on the weighted average number of common shares outstanding during the periods presented. Diluted earnings per share are computed using weighted average number of common shares plus dilutive common share equivalents outstanding during the period. Since the Company does not have any outstanding common share equivalents, the basic and diluted earnings per share are the same.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of accounts and other receivables. The Company does not require collateral or other security to support these receivables. The Company conducts periodic reviews of its clients’ financial condition and customer payment practices to minimize collection risk on accounts receivable.

The operations of the Company principally are in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC, as well as by the general state of the PRC economy.

Statement of Cash Flows

In accordance with FASB ASC Topic 230, “Statement of Cash Flows,” cash flows from the Company’s operations is calculated based upon local currencies. As a result, amounts related to assets and liabilities reported on the statement of cash flows may not necessarily agree with changes in the corresponding balances on the balance sheet.

Fair Value of Financial Instruments

Some of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, other receivables, accounts payable, accrued liabilities and short-term debt, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures,” requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments,” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC Topic 480, “Distinguishing Liabilities from Equity,” and ASC Topic 815, “Derivatives and Hedging.”

As of June 30, 2011, and December 31, 2010, the Company did not identify any assets and liabilities required to be presented on the balance sheet at fair value.

Foreign Currency Translation and Transactions

The accompanying consolidated financial statements are presented in USD. The functional currency of Nova Dongguan and Nova Museum is RMB, and, prior to 2011, the functional currency of Nova Macao was MOP. The functional currencies of the Company’s foreign operations are translated into USD for balance sheet accounts using the current exchange rates in effect as of the balance sheet date and for revenue and expense accounts using the weighted-average exchange rate during the fiscal year. The translation adjustments are recorded as a separate component of stockholders’ equity, captioned “Accumulated other comprehensive income (loss).” Gains and losses resulting from transactions denominated in foreign currencies are included in “Other income (expenses)” in the consolidated statements of income and comprehensive income. There have been no significant fluctuations in the exchange rate for the conversion of RMB to USD after the balance sheet date.

Comprehensive Income (Loss)

The Company follows FASB ASC 220 “Reporting Comprehensive Income.” Comprehensive income is comprised of net income and all changes to the statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. Comprehensive income for the six months ended June 30, 2011 and 2010, included net income and foreign currency translation adjustments.

Segment Reporting

ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

Management determined that the Company’s operations constitute a single reportable segment in accordance with ASC 280. The Company operates exclusively in one business and industry segment: the design, manufacture and sale of furniture. All of the Company’s long-lived assets for production are located in its facilities in Dongguan, Guangdong Province, China, and operate within the same environmental, safety and quality regulations governing furniture manufacturers. The Company established its subsidiary, Nova Macao, solely for the purpose of marketing and selling the Company’s products. As a result, management views the business and operations of Nova Dongguan and Nova Macao as a blended gross margin when determining future growth, return on investment and cash flows. Nova Museum, a non-profit organization engaged principally in the promotion and dissemination of the culture and history of furniture in China, has no operation nor substantial assets other than its decorations and renovation, and the heritage and cultural assets for the purpose of exhibition only.

Accordingly, management concluded that the Company had one reportable segment under ASC 280 because: (i) all of the Company’s products are created with similar production processes, in the same facilities, under the same regulatory environment and sold to similar customers using similar distribution systems; (ii) both Nova Dongguan and Nova Macao operate under the same management with the same resources, and management views the operations of Nova Dongguan and Nova Macao as a whole for making business decision; and (iii) although Nova Museum is principally engaged in the dissemination of the culture and history of furniture in China, it also serves a function of promoting and marketing the Company’s image and products by providing a platform and channel for consumers to be exposed to the Company and its products, it is operated under the same management with the same resources and in the same location as Nova Dongguan, and it is an additive and supplemental unit to the Company’s main operations, the manufacture and sale of furniture.

New Accounting Pronouncements

In June 2011, FASB issued ASU 2011-05, Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income. Under the amendments in this update, an entity has the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income and a total amount for comprehensive income. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. In addition, the entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. The amendments in this update should be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company is currently assessing the effect that the adoption of this pronouncement will have on its financial statements.

In December 2010, FASB issued ASU No. 2010-28, Intangibles – Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. The amendments in this update affect all entities that have recognized goodwill and have one or more reporting units whose carrying amount for purposes of performing Step 1 of the goodwill impairment test is zero or negative. The amendments in this update modify Step 1 so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. The qualitative factors are consistent with existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The amendments in this update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. Upon adoption of the amendments, any resulting goodwill impairment should be recorded as a cumulative-effect adjustment to retained earnings beginning in the period of an adoption. Any goodwill impairments occurring after the initial adoption of the amendments should be included in earnings. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

In December 2010, FASB issued ASU No. 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations. The amendments in this update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments in this update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The Company adopted the disclosure requirements for the business combinations in 2011.

In January 2010, FASB issued ASU No. 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. This update provides amendments to ASC Topic 820 that will provide more robust disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements and (4) the transfers between Levels 1, 2 and 3. This standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with Accounting Principles Generally Accepted in the United States (“US GAAP”) for Nova Furniture BVI and its subsidiaries, Nova Dongguan and Nova Macao. Nova Furniture BVI’s functional currency is United States Dollars (“ $” or “USD”). Nova Dongguan’s functional currency is Chinese Yuan Renminbi (“RMB”), and Nova Macao’s functional currency is Macau Pataca (“MOP”); however the accompanying financial statements have been translated and presented in United States Dollars (“ $” or “USD”).

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Nova Furniture BVI, and its wholly owned subsidiaries, Nova Dongguan and Nova Macao. All significant inter-company accounts and transactions were eliminated in consolidation.

Use of Estimates

In preparing financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the financial statements, as well as the reported amounts of revenues and expenses during the reporting year. Significant estimates, required by management, include the reserve of bad debt allowance, recoverability of long-lived assets and the valuation of inventories. Actual results could differ from those estimates.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Accounts Receivable

The Company’s policy is to maintain an allowance for potential credit losses on account receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Based on historical collection activity, the Company did not record an allowance for bad debts as of December 31, 2010 and 2009, respectively.

Inventories

Inventories are stated at the lower of cost or market value with cost determined on a weighted average basis, which approximates the first-in first-out method. Management compares the cost of inventories with the net realizable value and an allowance is made for writing down their inventories to market value, if lower. The Company did not record any provision of inventory in 2010 and 2009.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Expenditures for maintenance and repairs are expensed as incurred; additions, renewals and improvements are capitalized. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation is removed from the respective accounts, and any gain or loss is included in operations. Depreciation of property and equipment is provided using the straight-line method for substantially all assets with 10% salvage value and estimated lives as follows:

Building and workshops	20 years
Computer and office equipment	5 years
Machinery	10 years
Autos	5 years

Impairment of Long-Lived Assets

Long-lived assets, which include property, plant and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable.

Recoverability of long-lived assets to be held and used is measured by comparing the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the assets. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable. Based on its review, the Company believes that, as of December 31, 2010 and 2009, there were no significant impairments of its long-lived assets.

Research and Development

Research and development costs are related primarily to the Company designing and testing of its new products in development stage. Research and development costs are recognized in general and administrative expenses and expensed as incurred. For the years ended December 31, 2010 and 2009, research and development expense was  $77,654 and  $64,209, respectively.

Income Taxes

The Company utilizes the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic 740, “Income Taxes”, which requires recognition of deferred tax assets and liabilities for expected future tax consequences of events that were included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company adopted the provisions of ASC Topic 740. When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Nova Dongguan is subject to taxation in the PRC. Dongguan’s PRC income tax returns are generally not subject to examination by the tax authorities for tax years before 2006. With a few exceptions, the tax years 2006-2010 remain open to examination by tax authorities in the PRC.

China's new Corporate Income Tax Law ("CIT Law"), together with its Implementation Regulations, introduced a set of anti-avoidance measures in Chapter 6 - Special Tax Adjustments. In January, 2009, the State Administration of Taxation issued Circular of the State Administration of Taxation on the Issuance of the Implementation Measure of Special Tax Adjustments (“Circular 2”). The regulation is applied retrospectively for tax years beginning after January 1, 2008. Article 3 of Circular 2 states that in respect of transfer pricing administration, relevant tax authorities shall examine business transactions between enterprises and their related parties (“related-party transactions”) and evaluate whether they are conducted on an arm’s-length basis, in addition to conducting investigations and making adjustments, as required under Chapter 6 of the CIT Law and Article 36 of the Tax Collection Law.

At December 31, 2010 and 2009, the Company performed an analysis for significant uncertain tax position on its tax return for 2009 and prior years or in computing its tax provision and conclude that the adoption of ASC 740 had a material impact on the Company’s financial statement for 2010 and 2009, and recorded additional income tax expense of approximately  $772,000 and  $976,000 for the years ended December 31, 2010 and 2009, respectively; the initial adoption of approximately  $369,000 prior to 2009 was recorded as a cumulative effect of adopting an accounting policy adjustment to the retained earnings.

The significant uncertain tax position arose from the transfer pricing between Nova Dongguan and Nova Macao, wherein the Company determined that the gross profit generated by Nova Dongguan from sales to Nova Macao was materially different from profits generated from sales to third parties. The Statue of Limitation for transfer pricing issue is 10 years starting from the tax year when the transfer pricing issue arises pursuant to the Chinese tax law (see Note 12).

A reconciliation of the January 1, 2009 through December 31, 2010 amount of unrecognized tax benefits excluding interest and penalties ("Gross UTB") is as follows:

Gross UTB
Initial adoption	$369,412
Increase in unrecorded tax benefits taken in 2009	976,045
Exchange rate adjustment - 2009	746

Ending Balance - December 31, 2009	1,346,203

Increase in unrecorded tax benefits taken in 2010	771,976
Exchange rate adjustment - 2010	71,015

Ending Balance - December 31, 2010	$2,189,194

At December 31, 2010 and 2009, the Company had cumulatively accrued approximately  $175,000 and  $72,000 for estimated interest and penalties related to uncertain tax positions. The company recorded interest and penalties related to unrecognized tax positions as a component of income tax expense, which totaled approximately  $102,500 and  $72,400 for the years ended December 31, 2010 and 2009, respectively. If recognized, the entire balance of unrecognized tax benefits as of December 31, 2010 would affect the Company’s effective tax rate. The Company anticipates no significant change to the total amount of unrecognized tax benefits as of December 31, 2010 within the next 12 months.

Revenue Recognition

The Company's revenue recognition policies are in compliance ASC Topic 605, “Revenue Recognition”. Sales revenue is recognized when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, and no other significant obligations of the Company exist and collectability is reasonably assured. No revenue is recognized if there are significant uncertainties regarding the recovery of the consideration due, or the possible return of the goods. Payments received before all of the relevant criteria for revenue recognition are recorded as unearned revenue.

Sales revenue represents the invoiced value of goods, net of value-added taxes (VAT). All Company products are sold in the PRC and subject to the Chinese VAT of 17% of the gross sales price. This VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing the finished product. The Company records VAT payable and VAT receivable net of payments in the financial statements. The VAT tax return is filed offsetting the payables against the receivables. Sales and purchases are recorded net of VAT collected and paid as the Company acts as an agent for the government.

Franchise Arrangements

In 2010, the Company began entering into area franchise agreements with customers who operate specialty furniture store only for Nova brand. The agreement provides the franchisee to retail sell Nova furniture products for a period of 1 year from the date of the agreement. The franchisee is required to pay a 30,000 RMB deposit at signing of the agreement. This deposit is used as the payment for the future purchase and is deferred on the balance sheet as a customer deposit. The franchisee is required to guarantee a minimum purchase amount from the franchisor during the contract period. The franchisor has the right to terminate the agreement should the minimum purchase amounts not be met. The franchisor will provide the franchisee store images and designs, signage, floor plan product information and training. In addition, the franchisor will rebate a per square meter subsidy to the franchisee for the store build-out within six months from the agreement date. The franchisee earns 30% of the rebate on its initial purchase from the franchisor and then at a rate of 5% of each subsequent purchase until fully refunded or six months from the agreement date, whichever is early. At December 31, 2010, the Company had franchising subsidy payable of  $121,914. In accordance with ASC 605-50, as the Company does not receive an identifiable benefit from these rebates, it should be recorded as a reduction of revenue on sales to the franchisee.

Cost of Goods Sold

Cost of goods sold consists primarily of material costs, labor costs, and related overhead which are directly attributable to the production of the products. Write-down of inventory to the lower of cost or net realizable value is also recorded in the cost of goods sold.

Shipping and Handling Costs

Shipping and handling costs related to delivery of finished goods are included in selling expenses. During 2010 and 2009, shipping and handling costs were  $559,425 and  $466,397, respectively.

Advertising

Advertising expenses consist primarily of costs of promotion for corporate image and product marketing and costs of direct advertising. The Company expenses all advertising costs as incurred. The advertising expense was  $23,000 and  $-- for the years ended December 31, 2010 and 2009.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of accounts and other receivables. The Company does not require collateral or other security to support these receivables. The Company conducts periodic reviews of its clients' financial condition and customer payment practices to minimize collection risk on accounts receivable.

The operations of the Company are in the PRC. Accordingly, the Company's business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy.

Statement of Cash Flows

In accordance with FASB ASC Topic 230, “Statement of Cash Flows,” cash flows from the Company's operations is calculated based upon local currencies. As a result, amounts related to assets and liabilities reported on the statement of cash flows may not necessarily agree with changes in the corresponding balances on the balance sheet.

Fair Value of Financial Instruments

Some of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, other receivables, accounts payable, accrued liabilities and short-term debt, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures,” requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments,” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC Topic 480, “Distinguishing Liabilities from Equity,” and ASC Topic 815, “Derivatives and Hedging.”

As of December 31, 2010 and 2009, the Company did not identify any assets and liabilities required to be presented on the balance sheet at fair value.

Foreign Currency Translation and Transactions

The accompanying consolidated financial statements are presented in USD. The Company’s wholly-owned subsidiaries’ functional currencies are RMB and MOP, respectively. The functional currencies of the Company’s foreign operations are translated into USD for balance sheet accounts using the current exchange rates in effect as of the balance sheet date and for revenue and expense accounts using the weighted-average exchange rate during the fiscal year. The translation adjustments are recorded as a separate component of stockholders’ equity, captioned accumulated other comprehensive income (loss). Gains and losses resulting from transactions denominated in foreign currencies are included in other income (expense) in the consolidated statements of operations. There have been no significant fluctuations in the exchange rate for the conversion of RMB and MOP to USD after the balance sheet date.

Comprehensive Income (Loss)

The Company follows FASB ASC 220 “Reporting Comprehensive Income”. Comprehensive income is comprised of net income and all changes to the statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. Comprehensive income for 2010 and 2009 included net income and foreign currency translation adjustments.

Segment Reporting

ASC Topic 280, "Segment Reporting," requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company's management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company. ASC Topic 280 has no effect on the Company's financial statements as substantially all of the Company's operations are conducted in one industry segment - manufacturing and selling the furniture. The Company consists of one reportable business segment.

The Company operates exclusively in one business: the design and manufacture of furniture. All of the Company’s long-lived assets for production are located in its facilities in Dongguan, Guangdong Province, China, and operate within the same environmental, safety and quality regulations governing industrial component manufacturing companies. The Company established its subsidiary, Macao, solely for the purpose of marketing and selling the Company’s products. As a result, management views the Dongguan and Macao’s business and operations as a blended gross margin when determining future growth, return on investment and cash flows. Accordingly, management has concluded that the Company had one reportable segment under ASC 280 because: (i) all of the Company’s products are created with similar production processes, in the same facilities, under the same regulatory environment and sold to similar customers using similar distribution systems; and (ii) both Dongguan and Macao are operated under the same management with same resources; management views Dongguan and Macao’s operation as a whole for making business decisions.

New Accounting Pronouncements

In December 2010, FASB issued ASU No. 2010-28, Intangibles – Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. The amendments in this Update affect all entities that have recognized goodwill and have one or more reporting units whose carrying amount for purposes of performing Step 1 of the goodwill impairment test is zero or negative. The amendments in this Update modify Step 1 so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. The qualitative factors are consistent with existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. Upon adoption of the amendments, any resulting goodwill impairment should be recorded as a cumulative-effect adjustment to beginning retained earnings in the period of an adoption. Any goodwill impairments occurring after the initial adoption of the amendments should be included in earnings. This standard will be adopted effective January 1, 2011. The Company does not expect the adoption of this ASU would have a material impact to the Company’s consolidated financial statements.

In December 2010, FASB issued ASU No. 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations. The amendments in this Update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments in this Update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The Company intends to adopt the disclosure requirements for any business combinations in 2011.

In January 2010, FASB issued ASU No. 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. This update provides amendments to ASC Topic 820 that will provide more robust disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements, and (4) the transfers between Levels 1, 2, and 3. This standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company does not expect the adoption of this ASU would have a material impact to the Company’s consolidated financial statements.

In January 2010, FASB issued ASU N0. 2010-01, Equity (Topic 505): Accounting for Distributions to Shareholders with Components of Stock and Cash. The update clarifies that the stock portion of a distribution to shareholders that allows them to elect to receive cash or stock with a potential limitation on the total amount of cash that all shareholders can elect to receive in the aggregate is considered a share issuance that is reflected prospectively in earnings per share and is not considered a stock dividend for purposes of ASC Topic 505 and Topic 260, Earnings Per Share. This standard is effective for interim and annual periods ending on or after December 15, 2009, and should be applied on a retrospective basis. The adoption of this standard did not have a material impact to the Company’s consolidated financial position or results of operations.

Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Inventory Disclosure [Text Block]
Note 3 - Inventory

Inventory consisted of finished goods and raw material at June 30, 2011, and December 31, 2010, as follows:

	2011	2010
Finished goods	$739,081	$282,335
Raw material	43,103	160,302
Work in progress	176,790	575,067

	$958,974	$1,017,704

Note 3 - Inventory

Inventory consisted of finished goods and raw material at December 31, 2010 and 2009 as follows:

	2010	2009
Finished goods	$282,335	$279,141
Raw material	160,302	1,841,861
Work in progress	575,067	177,149

	$1,017,704	$2,298,151

Plant, Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Property, Plant and Equipment Disclosure [Text Block]
Note 5 - Plant, Property and Equipment, Net

As of June 30, 2011, and December 31, 2010, plant, property and equipment consisted of the following:

	2011	2010
Building and workshops	$7,365,123	$7,197,084
Office equipment	328,218	269,916
Automobiles	300,303	293,452
Machinery	2,506,573	2,397,658
Museum decoration and renovation	180,991	-
Less: Accumulated depreciation	(2,320,726)	(1,965,173)

	$8,360,482	$8,192,937

Depreciation expense was  $306,511 and  $171,015 for the six months ended June 30, 2011 and 2010, respectively, and  $154,217 and  $86,381 for the three months ended June 30, 2011 and 2010, respectively.

Note 4 - Property and Equipment, Net

As of December 31, 2010 and 2009, property and equipment consisted of the following:

	2010	2009
Building and workshops	$7,197,084	$2,502,211
Office equipment	269,916	245,669
Automobiles	293,452	255,061
Machinery	2,397,658	1,869,873
Less: Accumulated depreciation	(1,965,173)	(1,647,342)

	$8,192,937	$3,225,472

Depreciation expense was  $363,471 and  $362,239 for the years ended December 31, 2010 and 2009, respectively.

Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Intangible Assets Disclosure [Text Block]
Note 6 - Intangible Assets

Intangible assets consisted of land use right. All land in the PRC is government-owned and cannot be sold to any individual or company. However, the government grants the user a “land use right” to use the land. The Company has the right to use the land for 50 years and is amortizing such rights on a straight-line basis for 50 years.

Intangible assets consisted of the following at June 30, 2011, and December 31, 2010, respectively:

	2011	2010
Land use right	$557,110	$544,399
Less: Accumulated amortization	(79,853)	(72,587)

Net	$477,257	$471,812

Amortization of intangible assets was  $5,512 and  $5,282 for the six months ended June 30, 2011 and 2010, respectively, and  $2,774 and  $2,641 for the three months ended June 30, 2011 and 2010, respectively. Annual amortization expense for the next five years from June 30, 2011, is expected to be approximately  $11,000,  $11,000,  $11,000,  $11,000 and  $11,000, respectively.

Note 5 - Intangible Assets

Intangible assets consisted of land use right. All land in the PRC is government-owned and cannot be sold to any individual or company. However, the government grants the user a “land use right” to use the land. The Company has the right to use the land for 50 years and is amortizing such rights on a straight-line basis for 50 years.

Intangible assets consisted of the following at December 31, 2010 and 2009, respectively:

	2010	2009
Land use right	$544,399	$528,015
Less: Accumulated amortization	(72,587)	(59,842)

Net	$471,812	$468,173

Amortization of intangible assets for the years ended December 31, 2010 and 2009 was  $10,652 and  $10,556, respectively. Annual amortization expense for the next five years from December 31, 2011, is expected to be  $11,000,  $11,000,  $11,000,  $11,000 and  $11,000, respectively.

Construction in Progress	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Construction InProgress [Text Block]
Note 7 - Construction in Progress

Construction in progress represented the factory construction project, which was commenced in 2009. The project was substantially completed in 2010 and passed the required PRC government inspection. The Company is waiting for the property certificate to be issued by the relevant authority, and expects to receive such certificate in October 2011. At June 30, 2011, and December 31, 2010, the Company has construction in progress of  $115,891 and  $75,498, respectively, of which  $38,630 was for employees’ dorm improvements, which was commenced in the second quarter of 2011, and  $77,261 was related to the factory construction project.

Note 6 - Construction in Progress

Construction in progress represents factory construction project which was commenced in 2009. The project was substantially completed in 2010 and passed required government’s inspection. The Company is waiting for the property certificate to be issued by the relevant authority, and expects to receive such certificate in October 2011. At December 31, 2010 and 2009, the Company has construction in progress of  $75,498 and  $596,527, respectively.

Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Other Assets Disclosure [Text Block]
Note 8 - Other Current Assets

Other current assets consisted of following at June 30, 2011, and December 31, 2010, respectively:

	2011	2010
Other receivables	$72,458	$126,394
Prepaid expenses	170,207	48,929
Total	$242,665	$175,323

Other receivables represented cash advances to employees and advertising and exhibition deposits. Prepaid expense included prepayments for insurance, advertising and other expense.

Note 7 - Other Current Assets

Other current assets consisted of following at December 31, 2010 and 2009:

	2010	2009
VAT receivable	$--	$50,112
Other receivables	126,394	165,739
Prepaid expenses	48,929	--
Note receivable	--	16,781

Total	$175,323	$232,632

Other receivables represented cash advances to employees and advertisement and exhibition deposits. Other receivables were  $126,394 and  $165,739 at December 31, 2010 and 2009, respectively.

Major Customers and Vendors	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Concentration Risk Disclosure [Text Block]
Note 10 - Major Customers and Vendors

One and two major customers accounted for 34% and 64% (48% and 16% for each) of the Company’s sales for the three months ended June 30, 2011 and 2010, respectively. Two major customers accounted for 43% (32% and 11% for each) and 68% (47% and 21% for each) of the Company’s sales for the six months ended June 30, 2011 and 2010, respectively. Accounts receivable from these customers amounted to  $1,488,419 and  $1,279,359 as of June 30, 2011, and December 31, 2010, respectively.

The Company purchased its products from one major vendor during the six months ended June 30, 2011 and 2010, accounting for 15% and 36% of the purchases, respectively. One major vendor accounted for 15% and 33% of the purchase during the three months ended June 30, 2011 and 2010, respectively. There were no accounts payable to this vendor as of June 30, 2011, and December 31, 2010, respectively.

Note 8 - Major Customers and Vendors

Two major customers accounted for 64% (43% and 21% for each) and 65% (48% and 17% for each) of the Company’s sales for 2010 and 2009, respectively. Accounts receivable from these customers amounted to  $1,279,359 and  $1,035,790 as of December 31, 2010 and 2009, respectively.

The Company purchased its products from one major vendor during 2010 and 2009 with accounting for 29% and 27% of the purchases, respectively. Accounts payable to this vendor was  $-- and  $848,875 as of December 31, 2010 and 2009, respectively.

Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2010
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 9 - Accrued Liabilities and Other Payables

Accrued liabilities and other payables consisted of the following at December 31, 2010 and 2009, respectively:

	2010	2009
Other payables	$151,182	$295,054
Salary payable	669,710	397,483
Franchising subsidy	121,914	--
Accrued expenses	122,615	87,822

Total	$1,065,421	$780,359

Accrued expenses represented accrued utility and freight expenses. Other payables represented payables to contractors and vendors other than for material purchase. Franchising subsidy represented accrued amount the Company shall pay to its franchisees to support them for the franchise stores decoration.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions Disclosure [Text Block]
Note 13 - Related Party Transactions

At June 30, 2011, and December 31, 2010, the Company had  $0 and  $197,776 due to related party, which was an advance for the Company’s operating needs from a shareholder. This  $197,776 advance bore no interest, was payable upon demand and was unsecured.

The Company’s president, Ms. Lam, was the co-founder of KTY International Inc. (“KTY”) (DBA: Diamond Sofa), which was the Company’s former customer up to September 2010, at which time KTY ceased doing business with the Company. Ms. Lam subsequently became the Chief Executive Officer of Diamond Bar Outdoors, Inc. (“Diamond Bar”) in October 2010, which had acquired the business of Diamond Sofa. As of date of this report, Ms. Lam has no ownership interest in Diamond Sofa or Diamond Bar. During the six months ended June 30, 2011 and 2010, Diamond Sofa accounted for the Company’s sales of  $0 and  $740,636, respectively, of the Company’s sales. During the three months ended June 30, 2011 and 2010, Diamond Sofa accounted for  $0 and  $552,728, respectively, of the Company’s sales. During the six months ended June 30, 2011 and 2010, Diamond Bar accounted for  $625,582 and  $0, respectively, of the Company’s sales. During the three months ended June 30, 2011 and 2010, Diamond Bar accounted for  $261,180 and  $0, respectively, of the Company’s sales. The accounts receivable from Diamond Sofa and Diamond Bar was  $424,263 and  $565,170 at June 30, 2011, and December 31, 2010, respectively.

Note 10 - Due From/to Related Party

Due from related party represented receivable from a shareholder. At December 31, 2009, the balance of due from related party was  $137,692. It was an advance with no interest, payable upon demand, and was unsecured. The shareholder repaid this advance in full in 2010.

As of December 31, 2010, the Company had  $197,776 due to related party, which was an advance for the Company’s operating needs from a shareholder; this advance bore no interest, payable upon demand and was unsecured. The Company repaid the shareholder in full in April 2011.

Deferred Rent Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Noncurrent [Text Block]
Note 14 - Deferred Rent Payable

Deferred rent payable represented supplemental payments the Company must pay to the residents who originally lived on the land on which the Company acquired land use rights for commercial use. The Company was required to pay an annual amount at RMB 800 per mu (or 666.67 per square meter) for a total of 60 mu (or 40,000 square meters) starting from 2003 for 60 years. The price increases 10% every 5 years. The Company recorded such expense on a straight-line basis. During the six months ended June 30, 2011 and 2010, the Company recorded expense of  $6,538 and  $2,398, respectively. During the three months ended June 30, 2011 and 2010, the Company recorded expense of  $3,290 and  $1,199, respectively. As of June 30, 2011, and December 31, 2010, the Company has  $50,786 and  $43,169 deferred rent payable, respectively.

Note 11 - Deferred Rent Payable

Deferred rent payable represented supplemental payments the Company needs to pay to the residents who originally lived in the land where the Company acquired land use right for commercialize use. The Company was required to pay annual amount at RMB 800 per Mu (or 666.67 per Square Meter) for total of 60 Mu (or 40,000 Square Meters) starting from 2003 for 60 years. The price will be increased 10% every 5 years. The Company recorded such expense on a straight line basis. During 2010 and 2009, the Company recorded expense of  $4,836 and  $4,792, respectively. As of December 31, 2010 and 2009, the Company has  $43,169 and  $37,076 deferred rent payable, respectively.

Taxes Payable and Income Taxes	12 Months Ended
Dec. 31, 2010
Taxes Payable And Income Taxes Disclosure [Text Block]
Note 12 - Taxes Payable and Income Taxes

Taxes payable consisted of the following at December 31, 2010 and 2009:

	2010	2009
Other taxes payables	$--	$10,898
Income tax payable	197,785	73,653

Total Taxes Payable - current	$197,785	$84,551

Income tax payable - noncurrent	$2,368,795	$1,418,702

Noncurrent income tax payable arose from management’s assessment on significant uncertain tax position under ASC 740, for the transfer pricing between Nova Dongguan and Nova Macao, wherein the gross profit generated by Nova Dongguan from sales to Nova Macao was materially different from profits generated from sales to third parties. The Statue of Limitation for transfer pricing issue is 10 years starting from the tax year when the transfer pricing issue arises pursuant to the Chinese tax law (see Income Taxes accounting policy under Note 2).

Nova Furniture BVI was incorporated in BVI. There is no income tax for company domiciled in BVI. Accordingly, the Company’s consolidated financial statements do not present any income tax provisions related to BVI tax jurisdiction where Nova furniture BVI is domiciled.

Nova Dongguan is governed by the Income Tax Law of the PRC concerning the private-run enterprises and subject to 25% corporate income tax rate for 2010 and 2009. Nova Macao is income tax-exempt entity incorporated and domiciled in Macao.

The components of income before income taxes from operations consisted of the following:

	2010	2009
	US $	US $
Income (loss) subject to foreign income taxes only	$5,238,090	$5,681,765
Intercompany elimination	--	--

	$5,238,090	$5,681,765

The provisions for income tax expenses for the years ended December 31, 2010 and 2009 consisted of the following:

	2010	2009
Income tax expense - current	$1,077,488	$1,106,583
Income tax benefit - deferred	(42,407)	(68,461)

Total Income Tax Expenses	$1,035,081	$1,038,122

The following table reconciles the PRC statutory rates to the Company’s effective tax rate for 2010 and 2009:

	2010	2009
Tax at PRC statutory rate	$1,309,522	$1,420,441
Permanent difference	31,653	(102,637)
Tax exemption	(1,180,648)	(1,309,142)
Prior year true ups	--	(3,501)
ASC 740-10 Uncertain Tax Position	874,554	1,032,961

Total	$1,035,081	$1,038,122

Deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred taxes are comprised of the following:

	2010	2009
Current deferred tax asset:
Accrued liabilities	$115,237	$71,848

Noncurrent deferred tax assets:
Land use right and deferred supplemental payment on land	$17,468	$15,744
Fixed assets improvements	917	1,184

Noncurrent deferred tax liability:
Depreciation on building	(19,659)	(20,286)

Noncurrent Deferred Tax Liability, Net	$(1,274)	$(3,358)

The Company has not recorded any valuation allowance against all of its PRC deferred tax assets for the years ended December 31, 2010 and 2009. In accordance with ASC 740 Accounting for Income Taxes, based on all available evidence, including the Company’s historical results and the forecast of its future income, it is more likely than not that all of its PRC entities will be able to realize the Company's deferred tax assets. The Company does not have any net operating loss carry forwards for PRC enterprise income tax purposes, at December 31, 2010 and 2009, respectively.

Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stockholders' Equity Note Disclosure [Text Block]
Note 15 - Stockholders’ Equity

Contribution by Shareholders

On December 3, 2009, and December 9, 2009, shareholders made cash contribution of  $2 million and  $400,000 to the Company, respectively. On September 21, 2010, shareholders contributed an additional  $500,000 in cash to the Company.

In January 2011, Nova Furniture BVI issued an additional 9,998 shares, of which 8,123 shares were issued to Nova Holdings BVI and 1,875 shares were issued to St. Joyal. St. Joyal is committed to pay  $2.4 million by January 1, 2014, in exchange for its 18.75% equity interest in Nova Furniture BVI. As of June 30, 2011, St. Joyal has not made any payment to the Company on the  $2.4 million.

Dividend declared and paid

The Company declared and paid dividends of  $0 and  $712,370 to its shareholders from Nova Macao’s net income for the six months ended June 30, 2011 and 2010, respectively.

Note 13 - Stockholders’ Equity

Contribution by Shareholders

On December 3, 2009 and December 9, 2009, shareholders made cash contribution of  $2,000,000 and  $400,000 to the Company, respectively. On September 21, 2010, shareholders contributed additional  $500,000 cash to the Company. As of December 31, 2010 and 2009, the Company had  $10,912,498 and  $10,412,498 paid in capital, respectively.

Dividend declared and paid

The Company declared and paid dividend to its shareholders from Nova Macao’s 2010 and 2009 net income for  $2,172,590 and  $6,267,815, respectively.

Statutory Reserves	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Statutory Reserves [Text Block]
Note 16 - Statutory Reserves

Pursuant to the corporate law of the PRC and Macao, Nova Dongguan and Nova Macao are only required to maintain one statutory reserve by appropriating from after-tax profit before declaration or payment of dividends. The statutory reserve represents restricted retained earnings.

Surplus Reserve Fund

Nova Dongguan and Nova Macao are required to transfer 10% of net income, as determined under PRC accounting rules and regulations, to a statutory surplus reserve fund until such reserve balance reaches 50% of the Company’s registered capital.

The surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholdings or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issuance is not less than 25% of the registered capital.

At June 30, 2011, and December 31, 2010, Nova Macao had surplus reserve of  $6,241, representing 50% of the Company’s registered capital. Nova Dongguan did not make any surplus reserve due to its accumulated deficit.

Common Welfare Fund

The common welfare fund is a voluntary fund to which the Company can elect to transfer 5% to 10% of its net income. This fund can only be utilized on capital items for the collective benefit of the Company’s employees, such as construction of dormitories, cafeteria facilities, and other staff welfare facilities. This fund is non-distributable other than upon liquidation. The Company does not participate in this voluntary fund.

Note 14 - Statutory Reserves

Pursuant to the corporate law of the PRC and Macao, Nova Dongguan and Nova Macao are only required to maintain one statutory reserve by appropriating from its after-tax profit before declaration or payment of dividends. The statutory reserve represents restricted retained earnings.

Surplus Reserve Fund

Nova Dongguan and Nova Macao are required to transfer 10% of its net income, as determined under PRC accounting rules and regulations, to a statutory surplus reserve fund until such reserve balance reaches 50% of the Company’s registered capital.

The surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholdings or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issuance is not less than 25% of the registered capital.

At December 31, 2010 and 2009, Nova Macao had surplus reserve of  $6,241, representing 50% of the Company’s registered capital. Nova Dongguan did not make any surplus reserve due to its accumulated deficit.

Common Welfare Fund

The common welfare fund is a voluntary fund to which the Company can elect to transfer 5% to 10% of its net income. This fund can only be utilized on capital items for the collective benefit of the Company’s employees, such as construction of dormitories, cafeteria facilities, and other staff welfare facilities. This fund is non-distributable other than upon liquidation. The Company does not participate in this voluntary fund.

Geographical Sales	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Segment Reporting Disclosure [Text Block]
Note 17 - Geographical Sales

Geographical distribution of sales consisted of the following at June 30, 2011 and 2010, respectively:

	For six months ended June 30,		For three months ended June 30,
Geographical Areas	2011	2010	2011	2010
China	$4,953,905	$3,974,927	$2,878,443	$1,877,935
North America	3,777,490	1,662,381	2,505,053	1,071,823
Asia	307,890	870,076	171,396	503,923
Europe	4,909,358	7,635,048	3,161,714	4,205,466
Australia	307,256	412,746	158,356	247,868
Hong Kong	228,125	412,737	99,876	93,639
Other countries	408,196	127,202	284,592	84,479

	$14,892,220	$15,095,117	$9,259,430	$8,085,133

Note 15 - Geographical Sales

Geographical distribution of sales is as follows:

Geographical Areas	2010	2009
China	$8,349,254	$4,184,906
North America	2,933,829	2,876,379
Asia	1,266,273	1,496,974
Europe	14,059,678	11,697,362
Australia	1,064,426	755,249
Hong Kong	870,938	391,110
Other countries	274,584	268,468

	$28,818,982	$21,670,448

Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Text Block]
Note 18 - Commitments and Contingencies

Rents

Nova Macao leased an office in Macao under a one-year, automatically renewable lease agreement on May 1, 2010, with an expiration date of April 30, 2011. The monthly rent under this lease was approximately  $1,100 (HKD 9,000). The lease agreement renews automatically on an annual basis on its anniversary date. On May 1, 2011, the lease agreement renewed automatically with an expiration date of April 30, 2012.

As of June 30, 2011, future rental payment of remaining period until expiration under this operating lease is approximately  $11,000. Total rental expense was  $6,932 and  $6,880 for the six months ended June 30, 2011 and 2010, respectively, and  $3,468 and  $3,401 was for the three months ended June 30, 2011 and 2010, respectively.

Capital Contribution

Nova Dongguan’s total registered capital is  $20 million. As of June 30, 2011, and December 30, 2010, Nova Dongguan has received  $10.9 million in capital contributions. The remaining  $9.1 million of additional capital contribution is due by November 2011.

Litigation

A former employee of the Company has filed a claim against the Company and alleged the Company breached a contract and failed to pay him RMB 682,022 ( $100,000) for the work he performed. An initial hearing was held on April 18, 2011, during which the Company requested dismissal of the claim. The Court issued the judgment on this matter in favor of the Company on May 20, 2011.

Employment Agreements

On June 30, 2011, the Company entered into a one-year employment agreement with Ya Ming Wong to serve as the Company’s Chief Executive Officer. The agreement provides for an annual salary of USD $100,000 and an annual bonus at the sole discretion of the Board, or any committee duly designated by the Board and authorized to act.

On June 30, 2011, the Company entered into a one-year employment agreement with Yuen Ching Ho to serve as the Company’s Chief Financial Officer. The agreement provides for an annual salary of USD $80,000 and an annual bonus at the sole discretion of the Board, or any committee duly designated by the Board and authorized to act.

On June 30, 2011, the Company entered into a one-year employment agreement with Thanh H. Lam to serve as the Company’s president. The agreement provides for an annual salary of USD $50,000 and an annual bonus at the sole discretion of the Board, or any committee duly designated by the Board and authorized to act.

Note 16 - Commitments And Contingencies

Rents

Nova Macao leased an office in Macao under a one-year, automatically renewable lease agreement on May 1, 2008 with an expiration date of April 30, 2009. The monthly rent under this lease was approximately  $1,100 (HKD 9,000). The lease agreement was renewed automatically on an annual basis at anniversary from the first maturity date.

As of December 31, 2010, future rental payment of remaining period until expiration under this operating lease is approximately  $4,400.

Total rental expense for 2010 and 2009 was  $13,200 and  $13,200, respectively.

Litigation

A former employee of the Company has filed a claim against the Company and alleged the Company breached a contract and failed to pay him RMB 682,022 ( $100,000) for the work he performed. An initial hearing was held on April 18, 2011 whereat the Company requested dismissal of the claim. The Company expects the Court will issue a ruling on this matter by the end of May 2011.

Operating Risks	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Unusual Risks and Uncertainties [Table Text Block]
Note 19 - Operating Risks

The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in the North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchase and expense transactions are denominated in RMB and MOP (prior to 2011), and all of the Company’s assets and liabilities are also denominated in RMB and MOP (prior to 2011). The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions. Remittances in currencies other than RMB may require certain supporting documentation in order to affect the remittance.

Note 17 - Operating Risks

The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in the North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchase and expense transactions are denominated in RMB and MOP, and all of the Company’s assets and liabilities are also denominated in RMB and MOP. The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions. Remittances in currencies other than RMB may require certain supporting documentation in order to affect the remittance.

Recapitalization	12 Months Ended
Dec. 31, 2010
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
Note 18 - Recapitalization

Effective as of June 27, 2011, in anticipation of the Share Exchange Agreement and related transactions described below, Stevens Resources, Inc., a company incorporated in the State of Nevada on September 9, 2009, changed its name to Nova Lifestyle, Inc. (“Nova Lifestyle”) through a merger with its wholly owned, non-operating subsidiary established solely to change its name pursuant to Nevada law. Concurrently with this action, Nova Lifestyle authorized a 5-for-1 forward split of its common stock effective June 27, 2011. Prior to the forward split, Nova Lifestyle had 2,596,000 shares of its common stock outstanding, and, after giving effect to the forward split, it had 12,980,000 shares of its common stock outstanding.

On June 30, 2011, Nova Lifestyle entered into and consummated a series of agreements that resulted in the acquisition of all of the ordinary shares of Nova Furniture BVI. Pursuant to the terms of a Share Exchange Agreement and Plan of Reorganization dated June 30, 2011 (the “Share Exchange Agreement”), Nova Lifestyle issued 11,920,000 shares of its common stock to the four designee shareholders of Nova Furniture BVI in exchange for their 10,000 ordinary shares of Nova Furniture BVI, consisting of all of its issued and outstanding capital stock. Concurrently with the Share Exchange Agreement and as a condition thereof, Nova Lifestyle entered into an agreement with its former president and director, pursuant to which he returned 10,000,000 shares of Nova Lifestyle’s common stock to Nova Lifestyle for cancelation in exchange for  $80,000. The  $80,000 was a 90-day note bearing interest at 0.46% per annum payable to the former shareholder. Upon completion of the foregoing transactions, Nova Lifestyle had 14,900,000 shares of its common stock issued and outstanding.

For accounting purposes, the transaction is being accounted for as a recapitalization of Nova Furniture BVI because Nova Furniture BVI’s shareholders own the majority of Nova Lifestyle’s outstanding common stock and exercise significant influence over the operating and financial policies of the consolidated entity and Nova Lifestyle was a non-operating shell prior to the acquisition. Pursuant to Securities and Exchange Commission rules, the merger or acquisition of a private operating company into a non-operating public shell with nominal net assets is considered a capital transaction in substance, rather than a business combination. The effect of the recapitalization has been retroactively restated and the effect on earnings per share for these periods included in these financial statements.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events [Text Block]
Note 20 - Subsequent Events

The Company has evaluated events that occurred subsequent to June 30, 2011 and through the date the financial statements were issued. Management has concluded that no subsequent events, other than those disclosed following, required disclosure in these financial statements.

On August 18, 2011, the Company completed a private placement pursuant to which it sold 2,998,267 units, each such unit consisting of 1 share of its common stock and a warrant to purchase 15% of 1 share of its common stock, at  $1.50 per unit for  $4.5 million. The warrants are immediately exercisable, expire on the third anniversary of their issuance and entitle the holders to purchase 449,740 shares of the Company’s common stock at  $2.00 per share. The Company may call the warrants at  $4.00 per share at any time after: (i) a registration statement registering the common stock underlying the warrants becomes effective; (ii) the common stock is listed on a national securities exchange; and (iii) the closing price of the common stock equals or exceeds  $4.00. The Company paid the placement agent in the private placement commissions consisting of  $449,740 and warrants, having the same terms and conditions as the warrants issued in the private placement, to purchase 449,740 shares of our common stock. The warrants issued in this private placement are exercisable for a fixed number of shares, solely redeemable by the Company and not redeemable by the warrant holders. Accordingly, these warrants are classified as equity instruments. The Company accounted for the warrants issued in the private placement based on the fair value method under ASC Topic 505, and the fair value of the warrants was calculated using the Black-Scholes model under the following assumptions: estimated life of 3 years, volatility of 122%, risk-free interest rate of 0.33% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants issued to investors at grant date was  $449,740, and the fair value of the warrants issued to the placement agent at grant date was  $449,740. The Company received net proceeds of  $3.86 million from this private placement. The commission and legal cost associated with this offering was  $0.64 million.

On August 29, 2011, St. Joyal paid the Company  $0.45 million of the  $2.4 million owed to the Company by January 1, 2014, in exchange for its acquisition of 18.75% of the equity interest in Nova Furniture BVI pursuant to the shareholder agreement entered into by and between St. Joyal and Nova Furniture BVI on January 1, 2011.

On August 30, 2011, the Company paid  $80,000 to satisfy in full a 90-day note, described in Note 11, issued on June 30, 2011, and payable to its former president, director and shareholder. The shareholder irrevocably waived the outstanding interest obligations of the Company under the note, which bore interest at 0.46% per annum.

On August 31, 2011, the Company acquired all the outstanding capital stock of Diamond Bar for  $0.45 million pursuant to a stock purchase agreement entered into with the sole shareholder of Diamond Bar, Jun Zhang.

Concurrently with the Company’s acquisition of Diamond Bar, the Company entered into a trademark purchase and assignment agreement dated August 31, 2011, with St. Joyal for the assignment of all rights, title and interest in two registered U.S. trademarks for  $0.2 million. The trademarks acquired by the Company are used in the business of Diamond Bar, which previously had licensed the right to use the trademarks from St. Joyal.

Effective as of September 1, 2011, the Company entered into an amended one-year employment agreement with Thanh H. Lam to serve as the Company’s president. The agreement provides for an annual salary of USD $80,000 and an annual bonus at the sole discretion of the Board, or any committee duly designated by the Board and authorized to act.

Note 19 - Subsequent Events

The Company has evaluated subsequent events to determine if events or transactions occur through May 18, 2011 require potential adjustment to the disclosure in the financial statements.

On March 17, 2011, Nova Dongguan incorporated Nova Dongguan Chinese Style Furniture Museum (“Nova Museum”) and contributed capital of RMB 1 million, an addition capital contribution of RMB 1.13 million was made on March 29, 2011. Nova Museum is a non-profit organization, mainly for promoting and disseminating the culture and history of Chinese Style furniture and expanding the Company’s domestic furniture market.

In January 2011, Nova Furniture BVI issued additional 9,998 shares, of which, 8,123 shares was issued to Nova Holdings BVI, and 1,875 shares was issued to St. Joyal, an unrelated US company incorporated in the State of California who is engaged in investment and business development. St. Joyal will assist the Company to be listed in the US, establish Nova brand image and expand Nova’s customer base in North America. St. Joyal is to pay  $2,400,000 by January 1, 2014 in exchange for the 18.75% equity interest in Nova Furniture BVI.

Heritage and cultural assets	6 Months Ended
Jun. 30, 2011
Heritage And Cultural Museum Assets [Text Block]
Note 4 - Heritage and cultural assets

As of June 30, 2011, Nova Museum had heritage and cultural assets of  $125,554, consisting principally of collectibles and antiques for exhibition. Depreciation need not be provided on heritage assets which have indefinite lives and no reduction in the value with the passage of time; however, the carrying amount of the heritage and cultural assets should be reviewed when there is evidence of impairment in accordance with ASC 360-10.

Other Noncurrent Assets	6 Months Ended
Jun. 30, 2011
Other Noncurrent Assets [Text Block]
Note 9 - Other Noncurrent Assets

Other noncurrent assets of  $618,085 at June 30, 2011, represented the refundable deposit to an independent contractor for the phase II factory construction project. Total cost of this project is estimated to be  $6,155,000. The Company is currently in the process of getting the approval of construction from the related PRC authority, and construction is anticipated to commence within one month from the receipt of such approval. This project is expected to be completed within 18 months from the commencement of the construction.

Note Payable	6 Months Ended
Jun. 30, 2011
Debt Disclosure [Text Block]
Note 11 - Note Payable

On June 30, 2011, the Company entered into an agreement with its former president and director concurrently with the Share Exchange Agreement and Plan of Reorganization described in Note 1, pursuant to which he returned 10,000,000 shares of the Company’s common stock to the Company for cancelation in exchange for  $80,000. The  $80,000 was a 90-day note bearing interest at 0.46% per annum payable to the former shareholder.

Accrued Liabilities and Other Payables	6 Months Ended
Jun. 30, 2011
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Note 12 - Accrued Liabilities and Other Payables

Accrued liabilities and other payables consisted of the following at June 30, 2011, and December 31, 2010, respectively:

	2011	2010
Other payables	$7,677	$151,182
Salary payable	442,364	669,710
Franchising subsidy	226,066	121,914
Accrued expenses	162,059	122,615

Total	$838,166	$1,065,421

Accrued expenses represented accrued utility and freight expenses. Other payables represented payables to contractors, vendors other than for material purchase and a short-term borrowing. Franchising subsidy represented the accrued amount the Company will pay to its franchisees to support them for franchise store decoration.